Summary of Significant Accounting Policies	3 Months Ended
Oct. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim financial statements

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission set forth in Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.  Unaudited interim results are not necessarily indicative of the results for the full fiscal year.  These financial statements should be read in conjunction with the financial statements of the Company for the fiscal year ended July 31, 2012 and notes thereto contained in the Company’s Annual Report on Form 10-K.

Share-Based Compensation

The Company issues stock-based compensation awards to contractors, vendors and for marketing purposes. This compensation is generally in the form of restricted shares of common stock.

The Company measures and recognizes compensation expense for all stock-based awards based on the awards' fair value which is generally the quoted market value of common shares on the date that the contract mandating the award issuance is executed. The Company recognizes the expense on a straight-line basis over the service period of the related contract. However, if shares of common stock are issued as of the inception of a contract period and the Company does not have the right to recover any of the shares for nonperformance, the entire expense is recognized at the inception date of the contract.

Basic and Diluted Loss Per Common Share

Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic and diluted net income per common share has been calculated by dividing the net income for the period by the basic and diluted weighted average number of common shares outstanding assuming that the Company incorporated as of the beginning of the first period presented. There were no dilutive shares outstanding at October 31, 2012 or 2011.  Issuable common stock is not included in the calculation of basic or diluted weighted average number of common shares outstanding because including these shares would be antidilutive.

Discontinued Operations

In accordance with ASC 205-20, Presentation of Financial Statements-Discontinued Operations (“ASC 205-20”), the Company reported the results of its commercial cleaning services as a discontinued operation. The results of operations of business dispositions are   segregated from continuing operations and reflected as discontinued operations in current and prior periods. The application of the principle is discussed in Note 5, Discontinued Operation.

Recently Issued Accounting Standards

There were no new accounting pronouncements that had a significant impact on the Company’s operating results or financial position.